Net finance expense	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Net finance expense	Net finance expense
Recognized in profit or loss

(in thousands of USD)	2020	2019	2018
Interest income	6,487	6,529	4,106
Foreign exchange gains	15,009	14,043	10,917
Finance income	21,496	20,572	15,023

Interest expense on financial liabilities measured at amortized cost	(62,350)	(84,378)	(67,956)
Interest leasing	(3,287)	(4,811)	—
Fair value adjustment on interest rate swaps	(108)	(8,533)	(2,790)
Other financial charges	(9,936)	(7,474)	(6,802)
Foreign exchange losses	(15,872)	(14,607)	(11,864)
Finance expense	(91,553)	(119,803)	(89,412)

Net finance expense recognized in profit or loss	(70,057)	(99,231)	(74,389)
Interest expense on financial liabilities measured at amortized cost decreased during the year ended December 31, 2020, compared to 2019. This decrease was attributable to a decrease in the average outstanding debt combined with decreased interest rates and was partially offset by an increase in the interest expenses on the sale and leaseback agreement for three VLCCs entered into on December 30, 2019 (see Note 16).

Interest leasing is the interest on lease liabilities.

Fair value adjustment on interest rate swaps relate primarily to the amortization over the remaining duration of the interest rate swaps which were acquired in the Gener8 Maritime Inc. merger. Three IRSs related to the Gener8 Maritime Inc. merger were settled in the third quarter of 2019 and the two remaining had a duration matching the repayment profile of the underlying facility and matured in September 2020 (see Note 14).

The above finance income and expenses include the following in respect of assets (liabilities) not recognized at fair value through profit or loss:

	2020	2019	2018
Total interest income on financial assets	6,487	6,529	4,106
Total interest expense on financial liabilities	(62,350)	(84,378)	(67,956)
Total interest leasing	(3,287)	(4,811)	—
Total other financial charges	(9,936)	(7,474)	(6,802)

Recognized directly in equity

(in thousands of USD)	2020	2019	2018
Foreign currency translation differences for foreign operations	636	(112)	(157)
Cash flow hedges - effective portion of changes in fair value	(2,873)	(1,885)	(2,698)
Net finance expense recognized directly in equity	(2,237)	(1,997)	(2,855)
Attributable to:
Owners of the Company	(2,237)	(1,997)	(2,855)
Net finance expense recognized directly in equity	(2,237)	(1,997)	(2,855)
Recognized in:
Translation reserve	636	(112)	(157)
Hedging reserve	(2,873)	(1,885)	(2,698)